Fair Value Measurement	12 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement
21.	FAIR VALUE MEASUREMENT

The Company’s financial instruments include cash and cash equivalents, restricted cash, time deposits and restricted time deposits, accounts receivable, prepaid and other current assets, short-term bank loan, accounts payable, accrued expenses and other current liabilities, deferred revenues, other non-current assets and long-term bank loans. The carrying value of the Company’s short-term financial instruments approximates their fair value because of their short maturities. The carrying values of non-current restricted cash and time deposits and non-current deferred revenues approximate their fair values because the change in fair value after considering the discount rate is immaterial. The carrying value of the long-term bank loans also approximates their fair value, as they bear interest at rates determined based on the prevailing interest rates in the market.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy:

		As of June 30,
Items	Fair value hierarchy	2013	2014
		RMB	RMB
Restricted cash	Significant Other Observable Inputs (Level 2)	10,757	—
Time deposits and restricted time deposits	Significant Other Observable Inputs (Level 2)	332,340	141,393
Restricted cash—non-current	Significant Other Observable Inputs (Level 2)	4,115	8,024
Restricted time deposits—non-current	Significant Other Observable Inputs (Level 2)	187,110	351,872
Interest rate swap agreement	Significant Other Observable Inputs (Level 2)	—	(33)

Total:		534,322	501,256

Restricted cash—current and non-current

For the year ended June 30, 2013, the Company entered into loan agreements (collectively, the “2013 Facilities”) with offshore branches of certain banks for the purpose of repurchasing preferred shares from Macquarie. In 2014, the Company entered into new bank loan facilities (collectively, the “2014 Facilities”) to refinance the 2013 bank loan facilities. All of the 2013 Facilities and the 2014 Facilities were collateralized by an equivalent or greater amount of RMB time deposits by Beijing Wangpin in the onshore branches of such banks. In addition, certain amount of cash was deposited in offshore banks as an interest reserve to the bank loans. As of June 30, 2014, the total balance of bank loans was RMB419,179, carrying a floating rate of interest based on LIBOR. The bank loans from the offshore branches of the lending banks are classified as current portion of long-term bank loans or long-term bank loans based on their payment terms.

Restricted cash are valued based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Time deposits and restricted time deposits

The Company’s time deposits placed with banks have an original maturity over three months. The fair value of time deposits is determined based on the prevailing interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the prevailing interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

For the year ended June 30, 2014, interest income from the restricted time deposits securing the bank loans was RMB13,853, and interest expense on the bank loans was RMB7,146.

Restricted time deposits are valued based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Derivative instruments

The Group estimated the fair values of interest-rate swap arrangement and foreign exchange forward contracts using the discount cash flow methodology. The fair values of the forward contracts were estimated based on quoted forward exchange prices at reporting date and the fair values of interest-rate swap agreements were estimated based on LIBOR yield curves at the reporting dates. The Group classifies the fair value measurement of these derivatives based on such inputs as Level 2 of fair value measurements as of June 30, 2014.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure in accordance with ASC820.

Short-term bank loan

The carrying value of the short-term bank loan approximates its fair value due to its short term nature. The rate of interest under the loan agreement with the lending bank was determined based on the prevailing interest rates in the market. The Company estimated the fair value of the short-term bank loan using the discounted cash flow methodology. The Company classifies the valuation techniques that use this input as Level 2 of fair value measurements of short-term bank loans.

Long-term bank loans

The carrying value of the long-term bank loans approximates fair value, as they bear interest at rates determined based on the prevailing interest rates in the market. The Company estimated the fair values of long-term bank loans using the discounted cash flow methodology. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of long-term bank loans.

The estimated fair values of other financial instruments subject to fair value disclosures, determined based on valuation models using discounted cash flow methodologies with market data inputs from globally recognized data providers and third-party quotes from major financial institutions (categorized as Level 2 in the fair value hierarchy).